PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
PREPAYMENTS AND OTHER CURRENT ASSETS [Abstract]
Schedule of Prepayments and Other Current Assets

Prepayments and other current assets consisted of the following:

	As of December 31,
	2011	2012
	RMB	RMB
Value-added tax deductible	703,696,703	209,695,401
Prepayment for share repurchase	31,924,842	25,963,848
Employee advances	19,866,729	12,069,024
Prepaid service fees	12,869,033	6,479,850
Prepaid rent and others	12,628,829	2,800,420
Advances recoverable from supplier	11,089,584	9,224,859
Prepaid insurance premium	6,520,930	8,398,332
Prepaid advertizing fee and sponsorship	4,916,317	361,635
Prepayment for income tax	4,432,374	6,390,847
Employee loans	2,521,000	1,591,650
Deposits for customs duty, rental and open bidding for solar projects.	1,579,159	46,450,079
Deferred charges	391,979	910,065
Receivable from insurance company	-	81,388,706
Others	1,472,802	1,606,077
Total	813,910,281	413,330,793